Note 10 - Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 34	$ 69
2020	71	71
2021	61	61
Total minimum lease payments	$ 166	$ 201